LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 32,325		$ 44,275		$ 58,884
Additions (deductions) [Abstract]
Provision for loan losses	(3,136)		(3,988)		6,887
Recoveries credited to allowance	7,420		8,270		6,522
Loans charged against the allowance	(10,619)		(16,232)		(27,408)
Reclassification to loans held for sale					(610)
Balance at end of period	25,990		32,325		44,275
Allowance for loan losses [Abstract]
Individually evaluated for impairment	13,233		15,158
Collectively evaluated for impairment	12,757		17,167
Total ending allowance balance	25,990		32,325
Loans [Abstract]
Individually evaluated for impairment	113,166		125,713
Collectively evaluated for impairment	1,301,250		1,253,436
Total loans recorded investment	1,414,416		1,379,149
Accrued interest included in recorded investment	4,454		4,579
Total loans	1,409,962		1,374,570
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	6,827		11,402		18,183
Additions (deductions) [Abstract]
Provision for loan losses	(1,683)		(2,336)		2,351
Recoveries credited to allowance	4,914		5,119		3,610
Loans charged against the allowance	(4,613)		(7,358)		(12,588)
Reclassification to loans held for sale					(154)
Balance at end of period	5,445		6,827		11,402
Allowance for loan losses [Abstract]
Individually evaluated for impairment	3,194		3,878
Collectively evaluated for impairment	2,251		2,949
Total ending allowance balance	5,445		6,827
Loans [Abstract]
Individually evaluated for impairment	34,147		40,623
Collectively evaluated for impairment	658,423		596,235
Total loans recorded investment	692,570		636,858
Accrued interest included in recorded investment	1,615		1,624
Total loans	690,955		635,234
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	17,195		21,447		22,885
Additions (deductions) [Abstract]
Provision for loan losses	(1,029)		71		7,778
Recoveries credited to allowance	1,397		1,996		1,581
Loans charged against the allowance	(4,119)		(6,319)		(10,741)
Reclassification to loans held for sale					(56)
Balance at end of period	13,444		17,195		21,447
Allowance for loan losses [Abstract]
Individually evaluated for impairment	9,311		10,488
Collectively evaluated for impairment	4,133		6,707
Total ending allowance balance	13,444		17,195
Loans [Abstract]
Individually evaluated for impairment	72,340		78,022
Collectively evaluated for impairment	402,458		410,887
Total loans recorded investment	474,798		488,909
Accrued interest included in recorded investment	2,170	[1]	2,276	[1]
Total loans	472,628		486,633
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	2,246		3,378		6,146
Additions (deductions) [Abstract]
Provision for loan losses	349		314		15
Recoveries credited to allowance	1,104		1,074		1,311
Loans charged against the allowance	(1,885)		(2,520)		(4,009)
Reclassification to loans held for sale					(85)
Balance at end of period	1,814		2,246		3,378
Allowance for loan losses [Abstract]
Individually evaluated for impairment	728		792
Collectively evaluated for impairment	1,086		1,454
Total ending allowance balance	1,814		2,246
Loans [Abstract]
Individually evaluated for impairment	6,679		7,068
Collectively evaluated for impairment	200,368		185,676
Total loans recorded investment	207,047		192,744
Accrued interest included in recorded investment	669	[1]	679	[1]
Total loans	206,378		192,065
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	97		144		197
Additions (deductions) [Abstract]
Provision for loan losses	(36)		(93)		(3)
Recoveries credited to allowance	5		81		20
Loans charged against the allowance	(2)		(35)		(70)
Reclassification to loans held for sale					0
Balance at end of period	64		97		144
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	64		97
Total ending allowance balance	64		97
Loans [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	40,001		60,638
Total loans recorded investment	40,001		60,638
Accrued interest included in recorded investment	0		0
Total loans	40,001		60,638
Unallocated [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	5,960		7,904		11,473
Additions (deductions) [Abstract]
Provision for loan losses	(737)		(1,944)		(3,254)
Recoveries credited to allowance	0		0		0
Loans charged against the allowance	0		0		0
Reclassification to loans held for sale					(315)
Balance at end of period	5,223		5,960		7,904
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	5,223		5,960
Total ending allowance balance	$ 5,223		$ 5,960

[1]	Credit scores have been updated within the last twelve months.